INVENTORIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Inventories [Abstract]
Raw materials	$ 145,110	$ 153,433
Work in progress	105,836	98,245
Finished goods	69,226	44,202
Current inventories	320,172	295,880
Inventory write-down	5,021	15,980
Inventories, at net realisable value	8,035	6,904
Cost of inventories recognised as expense during period	$ 795,706	$ 1,024,143